UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Mount Lucas Management Corporation
Address:  47 Hulfish Street, Suite 510
          Princeton, NJ 08542

Form 13F File Number: 28-11021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature, Place, and Date of Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             08/11/2006
-----------------------             ---------------------             ----------
 [Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $634,188 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AETNA INC                      COM              00817Y108     2115   52954 SH       SOLE               52954      0    0
AON CORP                       COM              037389103     2564   73621 SH       SOLE               73621      0    0
APPLE COMPUTER INC             COM              037833100     4333   75641 SH       SOLE               75641      0    0
ASA BERMUDA LTD                COM              G3156P103     4463   69900 SH       SOLE               69900      0    0
ASHLAND INC                    COM              044209104    11184  167679 SH       SOLE              167679      0    0
BANK OF AMERICA CORP           COM              060505104    45255  940855 SH       SOLE              940855      0    0
BLACKROCK DIVIDEND ACHIEVERS   COM              09250N107     2715  211700 SH       SOLE              211700      0    0
CHEVRON CORP                   COM              166764100    21278  342856 SH       SOLE              342856      0    0
CHUBB CORP                     COM              171232101     9638  193151 SH       SOLE              193151      0    0
CITIGROUP INC                  COM              172967101    41177  853582 SH       SOLE              853582      0    0
COHEN & STEERS REIT UTI & IN   COM              19247Y108     2895  155734 SH       SOLE              155734      0    0
COHEN & STEERS SEL UTILITY     COM              19248A109     6179  298916 SH       SOLE              298916      0    0
CONOCOPHILLIPS                 COM              20825C104    21213  323713 SH       SOLE              323713      0    0
COVENTRY HEALTH CARE INC       COM              222862104     2470   44969 SH       SOLE               44969      0    0
CUMMINS INC                    COM              231021106    26840  219553 SH       SOLE              219553      0    0
DREMAN/CLAYMORE DVD & INCOME   COM              26153R100     3751  194500 SH       SOLE              194500      0    0
EASTMAN CHEMICAL COMPANY       COM              277432100     9161  169635 SH       SOLE              169635      0    0
ELAN CORP PLC -SPONS ADR       ADR              284131208      237   14200 SH       SOLE               14200      0    0
EOG RESOURCES INC              COM              26875P101     4955   71463 SH       SOLE               71463      0    0
EXPRESS SCRIPTS INC            COM              302182100     2276   31729 SH       SOLE               31729      0    0
FANNIE MAE                     COM              313586109    14320  297725 SH       SOLE              297725      0    0
FEDERATED DEPARTMENT STORES    COM              31410H101    11584  316490 SH       SOLE              316490      0    0
GABELLI DIVIDEND & INCOME TR   COM              36242H104     8047  433600 SH       SOLE              433600      0    0
HARTFORD FINANCIAL SVCS GRP    COM              416515104     9906  117106 SH       SOLE              117106      0    0
HESS CORP                      COM              42809H107    13207  249889 SH       SOLE              249889      0    0
HUMANA INC                     COM              444859102     2870   53435 SH       SOLE               53435      0    0
JOHN HANCOCK T/A DVD INCOME    COM              41013V100     6153  356900 SH       SOLE              356900      0    0
JPMORGAN CHASE & CO            COM              46625H100    47459 1129977 SH       SOLE             1129977      0    0
KB HOME                        COM              48666K109     8341  181909 SH       SOLE              181909      0    0
LOUISIANA-PACIFIC CORP         COM              546347105     8309  379453 SH       SOLE              379453      0    0
MARATHON OIL CORP              COM              565849106    27517  330346 SH       SOLE              330346      0    0
MCKESSON CORP                  COM              58155Q103     2524   53379 SH       SOLE               53379      0    0
MONSANTO CO                    COM              61166W101     2814   33424 SH       SOLE               33424      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    15948  471966 SH       SOLE              471966      0    0
NOBLE CORP                     SHS              G65422100    37867  508827 SH       SOLE              508827      0    0
NORDSTROM INC                  COM              655664100     2658   72826 SH       SOLE               72826      0    0
NUCOR CORP                     COM              670346105    15052  277450 SH       SOLE              277450      0    0
NVIDIA CORP                    COM              67066G104     3167  148727 SH       SOLE              148727      0    0
PHELPS DODGE CORP              COM              717265102    12580  153111 SH       SOLE              153111      0    0
SCHLUMBERGER LTD               COM              806857108    45262  695151 SH       SOLE              695151      0    0
SUNOCO INC                     COM              86764P109     4603   66433 SH       SOLE               66433      0    0
TRANSOCEAN INC                 ORD              G90078109    50631  630375 SH       SOLE              630375      0    0
UNUMPROVIDENT CORP             COM              91529Y106     7669  422989 SH       SOLE              422989      0    0
VALERO ENERGY CORP             COM              91913Y100     7098  106710 SH       SOLE              106710      0    0
WACHOVIA CORP                  COM              929903102    35167  650270 SH       SOLE              650270      0    0
WEYERHAEUSER CO                COM              962166104     8736  140339 SH       SOLE              140339      0    0
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